VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—4.5%
Communication Services—0.4%
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	$ 200	$ 106
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	35	34
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	320	295
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	21
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	375	356
		812

Consumer Discretionary—0.6%
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	195	200
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	500	465
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	275	271
Wand NewCo 3, Inc. 144A 7.625%, 1/30/32(1)	195	201
		1,137

Consumer Staples—0.4%
Coty, Inc. 144A 6.625%, 7/15/30(1)	190	193
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(1)	5	5
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	380	375
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	225	217
		790

Financials—1.2%
Acrisure LLC 144A 6.000%, 8/1/29(1)	515	475
Blackstone Private Credit Fund 144A 7.300%, 11/27/28(1)	530	549
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	300	280
Grifols S.A. 144A 4.750%, 10/15/28(1)	200	173
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	213
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	320	326
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	334	361
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	35	35
		2,412

Health Care—0.5%
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(1)	260	248
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	550	587
	Par Value	Value

Health Care—continued
Medline Borrower LP
144A 3.875%, 4/1/29(1)	$ 150	$ 138
144A 6.250%, 4/1/29(1)	85	86
		1,059

Industrials—0.5%
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	235	237
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	210	152
TransDigm, Inc.
144A 6.375%, 3/1/29(1)	560	563
144A 6.625%, 3/1/32(1)	55	56
		1,008

Information Technology—0.2%
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	123	128
Central Parent LLC 144A 8.000%, 6/15/29(1)	50	51
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	60	61
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	75	76
		316

Materials—0.5%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	590	512
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	215	203
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	190	190
		905

Real Estate—0.2%
VICI Properties LP 4.950%, 2/15/30	300	290
Total Corporate Bonds and Notes (Identified Cost $8,767)		8,729

Leveraged Loans—92.2%
Aerospace—3.9%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.344%, 2/15/29(2)	647	649
American Airlines, Inc. (3 month Term SOFR + 5.012%) 10.336%, 4/20/28(2)	312	322
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.194%, 6/7/28(2)	1,276	1,275
Dynasty Acquisition Co., Inc.
2024, Tranche B-1 (1 month Term SOFR + 3.500%) 8.844%, 8/24/28(2)	622	624
2024, Tranche B-2 (1 month Term SOFR + 3.500%) 8.844%, 8/24/28(2)	239	240
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.744%, 6/21/27(2)	$ 645	$ 658
Peraton Corp.
Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.194%, 2/1/28(2)	1,684	1,683
Tranche B-1, Second Lien (1 month Term SOFR + 7.850%) 13.177%, 2/1/29(2)	259	259
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 7.843%, 2/28/31(2)	1,841	1,844
		7,554

Chemicals—3.8%
INEOS Finance plc Tranche B (1 month Term SOFR + 3.250%) 8.597%, 2/18/30(2)	1,787	1,775
Innophos Holdings, Inc. (1 month Term SOFR + 3.864%) 9.208%, 2/5/27(2)	1,313	1,303
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 8.958%, 10/15/28(2)	876	874
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.958%, 12/31/29(2)	938	941
Starfruit Finco B.V. Tranche B (3 month Term SOFR + 3.500%) 8.826%, 4/3/28(2)	1,529	1,531
Windsor Holdings III LLC 2024, Tranche B (1 month Term SOFR + 4.000%) 9.339%, 8/1/30(2)	883	888
		7,312

Consumer Durables—0.7%
Gloves Buyer, Inc. First Lien (1 month Term SOFR + 4.114%) 9.458%, 12/29/27(2)	720	715
Resideo Funding, Inc. Tranche B (1 month Term SOFR + 2.000%) 7.330%, 5/31/31(2)	125	125
White Cap Buyer LLC Tranche C (1 month Term SOFR + 3.250%) 8.594%, 10/19/29(2)	445	446
		1,286

Consumer Non-Durables—1.7%
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 10.835%, 1/31/31(2)	860	856
Kronos Acquisition Holdings, Inc. Tranche B-1 (1 month Term SOFR + 4.012%) 9.356%, 12/22/26(2)	1,519	1,517
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.594% - 9.579%, 7/31/28(2)	547	547
	Par Value	Value

Consumer Non-Durables—continued
Simply Good Foods USA, Inc. Tranche B (1 month Term SOFR + 2.600%) 7.944%, 3/17/27(2)	$ 310	$ 310
		3,230

Energy—3.0%
AL GCX Holdings LLC (1 month Term SOFR + 3.250%) 8.578%, 5/17/29(2)	637	635
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.086%, 12/21/28(2)	1,052	1,051
GIP Pilot Acquisition Partners LP 2024, Tranche B (3 month Term SOFR + 2.500%) 7.827%, 10/4/30(2)	267	266
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.750%) 9.094%, 5/22/31(2)	165	166
Medallion Midland Acquisition LLC First Lien (3 month Term SOFR + 3.500%) 8.844%, 10/18/28(2)	1,204	1,208
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.441%, 10/5/28(2)	759	759
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(3)(4)(5)	11	—
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.500%) 8.829%, 2/16/28(2)	998	1,000
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 8.085%, 3/3/31(2)	625	625
		5,710

Financials—4.7%
Acrisure LLC
2024 (3 month Term SOFR + 3.250%) 8.594%, 11/6/30(2)	319	319
2024, Tranche B (3 month Term SOFR + 3.000%) 8.344%, 2/15/27(2)	1,218	1,216
AssuredPartners, Inc. 2024 (1 month Term SOFR + 3.500%) 8.844%, 2/14/31(2)	638	640
Asurion LLC Tranche B-8 (1 month Term SOFR + 3.364%) 8.708%, 12/23/26(2)	1,109	1,098
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 5.000%) 10.344%, 3/12/29(2)	958	960
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.594%, 7/29/30(2)	1,490	1,493
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.329%, 6/27/29(2)	970	973
HUB International Ltd. (3 month Term SOFR + 3.250%) 8.575%, 6/20/30(2)	883	884
OneDigital Borrower LLC First Lien (1 month Term SOFR + 3.250%) 8.594%, 6/12/31(2)	780	777

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Truist Insurance Holdings LLC (3 month Term SOFR + 3.250%) 8.585%, 5/6/31(2)	$ 735	$ 736
		9,096

Food / Tobacco—4.3%
Del Monte Foods, Inc. (3 month Term SOFR + 4.400%) 9.736%, 5/16/29(2)	1,142	871
Fiesta Purchaser, Inc. (1 month Term SOFR + 4.000%) 9.344%, 2/12/31(2)	470	473
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.694%, 1/29/27(2)	1,576	1,574
Naked Juice LLC (1-3 month Term SOFR + 3.350%) 8.685% - 8.694%, 1/24/29(2)	1,006	931
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 9.072%, 7/12/29(2)	1,253	1,259
Sigma Holdco B.V. Tranche B-7 (6 month Term SOFR + 4.910%) 10.359%, 1/3/28(2)	1,994	1,996
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.846%, 3/31/28(2)	1,235	1,235
		8,339

Food and Drug—0.3%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 9.080%, 10/25/27(2)	542	544
Forest Prod / Containers—3.2%
Altium Packaging LLC 2024, Tranche B (1 month Term SOFR + 2.500%) 7.844%, 6/11/31(2)	265	264
Anchor Glass Container Corp. 2023, First Lien (3 month Term SOFR + 5.262%) 10.585% - 10.596%, 12/7/25(2)	741	593
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.775%) 9.119%, 4/13/29(2)	985	986
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.975%) 10.267%, 2/12/26(2)	1,301	1,214
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.500%) 8.829% - 8.837%, 4/15/27(2)	827	828
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.708%, 3/3/28(2)	1,205	1,202
Trident TPI Holdings, Inc. Tranche B-6 (3 month Term SOFR + 4.000%) 9.302%, 9/15/28(2)	1,016	1,017
		6,104

Gaming / Leisure—7.2%
Alterra Mountain Co. Tranche B (1 month Term SOFR + 3.750%) 0.000%, 5/31/30(2)(6)	80	80
Caesars Entertainment, Inc. Tranche B (3 month Term SOFR + 2.750%) 8.097%, 2/6/30(2)	668	667
	Par Value	Value

Gaming / Leisure—continued
Carnival Corp.
2027 (1 month Term SOFR + 2.750%) 8.094%, 8/8/27(2)	$ 511	$ 513
2028 (1 month Term SOFR + 2.750%) 8.094%, 10/18/28(2)	360	361
ECL Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 9.344%, 8/31/30(2)	757	759
Entain Holdings Gibraltar Ltd. Tranche B (3 month Term SOFR + 2.600%) 7.864%, 3/29/27(2)	703	703
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 8.014%, 10/31/29(2)	280	280
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 3.750%) 9.081%, 1/27/29(2)	1,109	1,110
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.250%) 7.585%, 11/25/30(2)	1,284	1,283
Hilton Grand Vacations Borrower LLC (1 month Term SOFR + 2.750%) 8.094%, 1/17/31(2)	229	229
J&J Ventures Gaming LLC (1 month Term SOFR + 4.114%) 9.458%, 4/26/28(2)	866	864
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 8.835%, 11/12/29(2)	733	733
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.585%, 8/1/30(2)	1,080	1,083
Playa Hotels & Resorts B.V. (1 month Term SOFR + 2.750%) 8.094%, 1/5/29(2)	1,165	1,165
Scientific Games Holdings LP 2024 (1 month Term SOFR + 3.000%) 8.306%, 4/4/29(2)	1,429	1,426
Scientific Games International, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 8.080%, 4/14/29(2)	1,308	1,307
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.336%, 4/29/26(2)	1,370	1,373
		13,936

Health Care—12.4%
Agiliti Health, Inc. Tranche B (1 month Term SOFR + 3.250%) 0.000%, 5/1/30(2)(6)	1,040	1,035
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 9.344%, 9/29/28(2)	382	381
Catalent Pharma Solutions, Inc. Tranche B-3 (1 month Term SOFR + 2.114%) 7.458%, 2/22/28(2)	940	939
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.708%, 9/29/28(2)	1,087	1,088
Concentra Health Services, Inc. Tranche B (1 month Term SOFR + 2.250%) 0.000%, 6/26/31(2)(6)	130	130
Cotiviti, Inc. (1 month Term SOFR + 3.250%) 8.579%, 5/1/31(2)	713	709

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Endo Finance Holdings, Inc. Tranche B (3 month Term SOFR + 4.500%) 9.826%, 4/9/31(2)	$ 170	$ 170
eResearch Technology, Inc. Tranche B-1 (1 month Term SOFR + 4.000%) 9.344%, 2/4/27(2)	788	791
Financiere Mendel (2 month Term SOFR + 3.250%) 8.573%, 11/12/30(2)	224	225
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.435%, 10/1/27(2)	1,367	1,322
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.685%, 8/19/28(2)	867	857
LifePoint Health, Inc. 2024 (3 month Term SOFR + 4.000%) 9.329%, 5/9/31(2)	135	135
Medline Borrower LP Tranche B (1 month Term SOFR + 2.750%) 8.094%, 10/23/28(2)	1,837	1,839
Modivcare, Inc. (3 month Term SOFR + 4.750%) 10.082%, 6/20/31(2)	460	451
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 11.085%, 4/22/27(2)	669	631
Packaging Coordinators Midco, Inc. 2024 (3 month Term SOFR + 3.250%) 8.585%, 11/30/27(2)	1,163	1,166
Parexel International, Inc. First Lien (1 month Term SOFR + 3.364%) 8.708%, 11/15/28(2)	873	874
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.694%, 4/20/29(2)	1,027	1,022
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.594%, 2/21/31(2)	1,468	1,464
Pluto Acquisition I, Inc. Tranche B (3 month Term SOFR + 4.000%) 9.328%, 9/20/28(2)	631	561
Radiology Partners, Inc. Tranche C (3 month Term SOFR + 5.262%) 10.588%, 1/31/29(2)	764	722
Radnet Management, Inc. Tranche B (3 month Term SOFR + 2.500%) 7.827%, 4/23/31(2)	255	255
Resonetics LLC Tranche B (1 month Term SOFR + 3.750%) 9.082%, 6/6/31(2)	85	85
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.344%, 3/6/27(2)	1,080	1,079
Southern Veterinary Partners LLC 2024 (1 month Term SOFR + 3.750%) 9.094%, 10/5/27(2)	942	942
Star Parent, Inc. Tranche B (3 month Term SOFR + 3.750%) 9.085%, 9/27/30(2)	903	902
Surgery Center Holdings, Inc. 2024, First Lien (1 month Term SOFR + 2.750%) 8.089%, 12/19/30(2)	1,152	1,154
	Par Value	Value

Health Care—continued
Team Health Holdings, Inc. (3 month Term SOFR + 5.250%) 10.579%, 3/2/27(2)	$ 391	$ 363
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 9.841%, 11/20/26(2)	258	233
VetStrategy Canada Holdings Tranche B-10 (3 month Term SOFR + 4.750%) 10.085%, 12/12/28(2)	547	548
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 9.208%, 7/2/25(2)	1,560	1,542
Waystar Technologies, Inc. Tranche B (1 month Term SOFR + 2.750%) 8.096%, 10/22/29(2)	247	247
		23,862

Housing—2.4%
Chariot Buyer LLC
(1 month Term SOFR + 3.350%) 8.694%, 11/3/28(2)	873	872
First Lien (1 month Term SOFR + 3.500%) 8.844%, 11/3/28(2)	234	235
Cornerstone Building Brands, Inc.
Tranche B (1 month Term SOFR + 3.350%) 8.679%, 4/12/28(2)	384	374
Tranche C (1 month Term SOFR + 4.600%) 9.929%, 5/15/31(2)	545	541
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.836%, 2/26/29(2)	745	738
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 9.182%, 7/3/24(2)	660	648
MI Windows & Doors LLC 2024 (1 month Term SOFR + 3.500%) 8.844%, 3/28/31(2)	85	85
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 7.594%, 3/19/29(2)	1,207	1,207
		4,700

Information Technology—12.6%
Ahead DB Holdings LLC 2024 (3 month Term SOFR + 4.250%) 9.585%, 2/1/31(2)	590	591
Applied Systems, Inc.
2024, First Lien (3 month Term SOFR + 3.500%) 8.835%, 2/24/31(2)	1,793	1,805
2024, Second Lien (3 month Term SOFR + 5.250%) 10.585%, 2/23/32(2)	90	93
Barracuda Parent LLC First Lien (3 month Term SOFR + 4.500%) 9.814%, 8/15/29(2)	1,348	1,344
BMC Software 2028 (1 month Term SOFR + 4.000%) 9.344%, 12/29/28(2)	348	349
Boost Newco Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 8.335%, 1/31/31(2)	580	580

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 8.585%, 7/6/29(2)	$ 1,042	$ 1,026
ConnectWise LLC (3 month Term SOFR + 3.762%) 9.096%, 9/29/28(2)	1,097	1,088
Cotiviti, Inc. 7.625%, 1/31/29	120	119
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 10.324%, 12/12/29(2)	864	870
Endurance International Group Holdings, Inc. (1 month Term SOFR + 3.614%) 8.944%, 2/10/28(2)	943	872
Epicor Software Corp. Tranche E (1 month Term SOFR + 3.250%) 8.594%, 5/30/31(2)	1,102	1,106
Fortress Intermediate 3, Inc. (1 month Term SOFR + 3.750%) 9.096%, 5/9/31(2)	435	435
Indicor Tranche C (3 month Term SOFR + 3.250%) 8.585%, 11/22/29(2)	908	912
Infinite Bidco LLC
First Lien (3 month Term SOFR + 4.012%) 9.341%, 3/2/28(2)	378	362
Second Lien (3 month Term SOFR + 7.262%) 12.591%, 3/2/29(2)	290	243
ION Trading Finance Ltd. 2024 (3 month Term SOFR + 4.000%) 9.346%, 4/1/28(2)	636	635
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.250%) 7.594%, 1/31/31(2)	448	445
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.500%) 9.835%, 9/16/30(2)	235	236
NCR Atleos LLC Tranche B (3 month Term SOFR + 4.850%) 10.180%, 3/27/29(2)	963	972
Open Text Corp. 2024 (1 month Term SOFR + 2.250%) 7.594%, 1/31/30(2)	592	594
Polaris Newco LLC First Lien (3 month Term SOFR + 4.262%) 9.591%, 6/2/28(2)	980	979
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.708%, 3/10/28(2)	938	938
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 8.344%, 8/31/28(2)	1,200	1,201
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.458%, 4/24/28(2)	965	937
Rocket Software, Inc. (1 month Term SOFR + 4.750%) 10.094%, 11/28/28(2)	693	695
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.944%, 10/9/29(2)	830	833
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.089%, 3/3/30(2)	669	671
UKG, Inc. Tranche B (1 month Term SOFR + 3.250%) 8.576%, 2/10/31(2)	1,904	1,910
	Par Value	Value

Information Technology—continued
Vertiv Group Corp. Tranche B (1 month Term SOFR + 2.000%) 7.331%, 3/2/27(2)	$ 1,015	$ 1,017
Xplor T1 LLC (3 month Term SOFR + 4.250%) 9.597%, 6/14/31(2)	480	479
		24,337

Manufacturing—4.5%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.899%, 10/8/27(2)	829	831
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 5.012%) 10.346%, 6/23/28(2)	1,166	1,167
Second Lien (3 month Term SOFR + 8.512%) 13.846%, 6/25/29(2)	205	204
Chart Industries, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.678%, 3/15/30(2)	884	887
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.829%, 9/28/28(2)	700	693
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.958%, 10/21/28(2)	1,603	1,610
Gates Global LLC Tranche B-5 (1 month Term SOFR + 2.250%) 7.594%, 6/4/31(2)	1,085	1,086
Madison IAQ LLC (1 month Term SOFR + 2.750%) 8.094%, 6/21/28(2)	1,192	1,192
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.694%, 3/17/27(2)	919	921
		8,591

Media / Telecom - Broadcasting—1.5%
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 8.444%, 12/1/28(2)	627	563
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.935%, 12/17/26(2)	1,660	1,313
Univision Communications, Inc.
2021 (1 month Term SOFR + 3.364%) 8.708%, 3/15/26(2)	588	588
2024, First Lien (1 month Term SOFR + 3.614%) 8.958%, 1/23/29(2)	520	514
		2,978

Media / Telecom - Cable/Wireless Video—3.2%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.594%, 9/18/30(2)	1,227	1,164
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.829%, 1/18/28(2)	1,789	1,716
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.708%, 8/2/29(2)	1,365	1,357
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.596%, 11/12/27(2)	846	839

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.943%, 1/31/28(2)	$ 1,215	$ 1,160
		6,236

Media / Telecom - Diversified Media—2.3%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.329%, 10/30/30(2)	479	479
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.100%) 9.429%, 12/1/28(2)	735	734
McGraw-Hill Education, Inc. (3 month Term SOFR + 4.864%) 10.199%, 7/28/28(2)	1,008	1,009
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 9.594%, 5/3/28(2)	960	958
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.406%, 4/11/29(2)	1,285	1,207
		4,387

Media / Telecom - Telecommunications—2.3%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.694%, 11/22/28(2)	1,346	1,339
Level 3 Financing, Inc.
Tranche B-1 (1 month Term SOFR + 6.560%) 11.910%, 4/15/29(2)	770	753
Tranche B-2 (1 month Term SOFR + 6.560%) 11.910%, 4/15/30(2)	771	750
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 8.341%, 7/31/25(2)(5)	1,313	1,142
Tranche B-12 (3 month LIBOR + 3.688%) 9.278%, 1/31/26(2)(5)	576	456
		4,440

Media / Telecom - Wireless Communications—0.4%
Viasat, Inc. (1 month Term SOFR + 4.500%) 9.844%, 3/2/29(2)	923	824
Metals / Minerals—0.8%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 9.094%, 8/18/30(2)	625	628
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.568%, 7/31/26(2)	951	945
		1,573

Retail—2.0%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.829%, 11/8/27(2)	915	917
EG America LLC Tranche C (3 month Term SOFR + 5.762%) 11.116%, 2/7/28(2)	547	539
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.500%) 7.844%, 6/11/31(2)	1,030	1,026
	Par Value	Value

Retail—continued
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 8.585%, 10/28/30(2)	$ 574	$ 574
PetsMart LLC (1 month Term SOFR + 3.850%) 9.194%, 2/11/28(2)	804	801
		3,857

Service—10.9%
AlixPartners LLP (1 month Term SOFR + 2.614%) 7.958%, 2/4/28(2)	973	973
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.944%, 12/11/28(2)	1,158	1,157
BIFM U.S. Finance LLC (1 month Term SOFR + 4.250%) 9.594%, 5/31/28(2)	479	481
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.500%) 7.835%, 4/20/29(2)	923	925
Camelot U.S. Acquisition I Co. Tranche B-1 (1 month Term SOFR + 2.750%) 8.094%, 1/31/31(2)	195	195
Crisis Prevention Institute, Inc. (3 month Term SOFR + 4.750%) 10.085%, 4/9/31(2)	355	355
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 10.094%, 3/31/28(2)	629	629
Dun & Bradstreet Corp. (The) Tranche B-2 (1 month Term SOFR + 2.750%) 8.096%, 1/18/29(2)	1,007	1,007
DXP Enterprises, Inc. (3 month Term SOFR + 4.850%) 10.164%, 10/11/30(2)	501	504
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 8.330%, 8/1/29(2)	299	298
Garda World Security Corp. (3 month Term SOFR + 4.250%) 9.594%, 2/1/29(2)	1,342	1,348
GFL Environmental, Inc. 2024 (3 month Term SOFR + 2.000%) 7.321%, 6/27/31(2)	160	160
Grant Thornton Advisors LLC Tranche B (3 month Term SOFR + 3.250%) 8.597%, 6/2/31(2)	350	351
Husky Injection Molding Systems Ltd. (3 month Term SOFR + 5.000%) 10.326%, 2/15/29(2)	1,102	1,104
Kuehg Corp. Tranche B (3 month Term SOFR + 4.500%) 9.835%, 6/12/30(2)	859	862
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 8.097%, 11/23/28(2)	1,172	1,172
Omnia Partners LLC (1 month Term SOFR + 0.000%) 0.000%, 7/25/30(2)(6)	1,237	1,237
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.458%, 1/21/28(2)	1,141	1,143
Planet U.S. Buyer LLC (3 month Term SOFR + 3.500%) 8.823%, 2/7/31(2)	410	412
Prime Security Services Borrower LLC 2024, Tranche B-1 (1-3 month Term SOFR + 2.250%) 7.579%, 10/13/30(2)	630	629

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Service—continued
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 9.094%, 2/24/28(2)	$ 933	$ 932
Spin Holdco, Inc. (3 month Term SOFR + 9.262%) 9.600%, 3/4/28(2)	1,035	877
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 8.094%, 2/10/29(2)	1,142	1,140
The Hertz Corp. 2023 (3 month Term SOFR + 8.750%) 9.097%, 6/30/28(2)	930	842
TMF Sapphire Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.000%) 9.306%, 5/3/28(2)	318	319
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 9.444%, 11/2/27(2)	959	922
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 8.208%, 3/24/28(2)	1,188	1,103
		21,077

Transportation - Automotive—2.1%
American Axle & Manufacturing, Inc. Tranche B (1 month Term SOFR + 3.000%) 8.328%, 12/12/29(2)	850	852
Clarios Global LP 2024 (1 month Term SOFR + 3.000%) 8.344%, 5/6/30(2)	883	884
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 10.591%, 3/30/27(2)	931	924
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.341%, 10/28/27(2)	1,277	1,167
Wand NewCo 3, Inc. (1 month Term SOFR + 3.750%) 9.094%, 1/30/31(2)	225	226
		4,053

Utilities—2.0%
Carroll County Energy LLC (3 month Term SOFR + 4.000%) 9.335%, 6/20/31(2)	150	150
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.844%, 8/22/29(2)	383	385
Lightstone HoldCo LLC
Tranche B (3 month Term SOFR + 5.750%) 11.080%, 1/29/27(2)	796	782
Tranche C (3 month Term SOFR + 5.750%) 11.080%, 1/29/27(2)	45	44
Vistra Zero Operating Co. LLC (1 month Term SOFR + 2.750%) 8.094%, 4/30/31(2)	180	180
Waterbridge NDB Operating LLC (3 month Term SOFR + 4.500%) 9.826%, 5/10/29(2)	655	658
	Par Value	Value

Utilities—continued
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.094%, 1/27/31(2)	$ 1,642	$ 1,642
		3,841

Total Leveraged Loans (Identified Cost $178,166)		177,867

	Shares
Common Stocks—0.3%
Consumer Discretionary—0.2%
NMG Parent LLC(3)(7)	3,033	303
West Marine(3)(7)	1,450	5
		308

Health Care—0.1%
Endo, Inc.(7)	5,129	140
Envision Healthcare Corp.(7)	6,407	66
		206

Total Common Stocks (Identified Cost $447)		514

Total Long-Term Investments—97.0% (Identified Cost $187,380)		187,110

Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(8)	5,560,711	5,561
Total Short-Term Investment (Identified Cost $5,561)		5,561

TOTAL INVESTMENTS—99.9% (Identified Cost $192,941)		$192,671
Other assets and liabilities, net—0.1%		250
NET ASSETS—100.0%		$192,921

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $8,439 or 4.4% of net assets.

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
(2)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received.
(5)	At June 30, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology.
(6)	This loan will settle after June 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Canada	4
Netherlands	3
France	1
Panama	1
Total	100%
† % of total investments as of June 30, 2024.

As of June 30, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Epicor Software Corp. 2024 0.000%, 5/23/31	$129	$129	$130	$1
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$8,729	$—	$8,729	$—
Leveraged Loans	177,867	—	177,867	—(1)
Equity Securities:
Common Stocks	514	—	206	308
Money Market Mutual Fund	5,561	5,561	—	—
Total Investments	$192,671	$5,561	$186,802	$308

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $236 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.